November 3, 2022

Timothy Plan Family of Funds

Supplement to the Statement of Additional Information – Timothy Plan Variable Series

Dated April 30, 2022

Effective immediately, the Trustees and Principal Executive Officers of the Trust tables for the Timothy Plan Variable Series has been amended. Accordingly, the Statement of Additional Information dated April 30, 2022, is amended as follows:

On page 7 of the Statement of Additional Information

Trustees and Principal Executive Officers of the Trust

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally*	Trustee, Chairman, President, and Treasurer	Indefinite; Trustee and President since 1994	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Indefinite; Trustee since 2000	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague***	Trustee	Indefinite; Trustee since 2011	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Mr. Staver is an “interested” Trustee, as that term is defined in the 1940 Act, because he has a limited partnership interest in TPL.
***	Mr. Patrice Tsague is an “interested” Trustee, as that term is defined in the 1940 Act, because of a charitable relationship with TPL.

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Indefinite; Trustee since 2005	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Retired. Associate Professor of Law Stetson University. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Name, Age and Address	Position(s) Held with Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Indefinite; Trustee since 2010	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Indefinite; Trustee since 2005	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public-school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Indefinite; Trustee since 2005	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Indefinite; Trustee since 2004	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Scott Preissler, Ph.D. is the Executive Director of Friendship Christian School in Suwanee, Georgia and the Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee, Vice Chairman	Indefinite; Trustee since 2004	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO Kingdom Companies founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ. Alan currently is the President of the Electric Power Reliability Alliance (EPRA), a non profit serving industrial, commercial and grid edge electrical reliability practitioners.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell	Trustee	Indefinite; Trustee from 2011 to 2020 and 2022 to present	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1948

Self-Employed Independent Public Policy Consultant; Other Directorships:

Public Interest Legal Foundation; National Rifle Association; Columbia International University; International Foundation For Electoral Systems; Law Enforcement Legal Defense Fund; American Constitution Rights Union.

			None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Abraham M. Rivera	Trustee	Indefinite; Trustee since 2020	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1969	Pastor / President / Director, for La Puerta Life Center, Inc., a Florida corporation.		1

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dale A. Bissonette	Trustee	Indefinite; Trustee since 2020	20
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1958	President, Good Place Holdings, a Christian Centered Business Holding Company.		None

PRINCIPAL EXECUTIVE OFFICERS

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Terry Covert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Chief Compliance Officer and General Counsel for the Advisor, Timothy Partners, Ltd; Partner, Copeland Covert & Smith PLLC, law firm.”		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Cheryl Mumbert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1970	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
David D. Jones	Chief Compliance Officer	Since 2004, Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright	Trustee Emeritus and Secretary	Indefinite; Trustee and Secretary since 1995, Trustee Emeritus as of 2020	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deryk Jones	Trust AML Officer	Since 2022, Indefinite	N/A
4221 North 203rd St. Suite 100 Elkhorn, NE 68022	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1988	Compliance Analyst since March 2018		None

ADDITIONAL INFORMATION ABOUT THE TRUSTEES

The Board of Trustees believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Trustees possess the requisite experience, qualifications, attributes and skills to serve on the Board. The Board of Trustees believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Trustees, support this conclusion. The Board of Trustees has also considered the contributions that each Trustee can make to the Board and the Trust.

As described in the table above, the Independent Trustees have served as such for a considerable period of time which has provided them with knowledge of the business and operation of the Funds and the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee:

Arthur Ally served as a financial professional for nearly twenty years prior to establishing Timothy Partners, Ltd, the advisor and distributor of the Timothy Plan Funds. Mr. Ally has a degree in accounting and economics and has earned numerous professional designations.

Mat Staver Served as Dean of Liberty University School of Law and is the founder and chairperson of Liberty Counsel. Mr. Staver has argued before the United States Supreme Court and brings his extensive legal background to the Board.

Richard Copeland Retired Associate Professor Stetson University School of Business Administration. Retired Principal of Copeland & Covert, Attorneys at Law specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.

Deborah Honeycutt is a physician practicing in the Atlanta, GA area. Dr. Honeycutt has experience in managing and directing health clinics and as a family medical practitioner. She brings extensive business experience, as well as experience in the health care sector, to the Board.

Bill Johnson has been in the ministry front lines in the fight against pornography. Mr. Johnson brings a keen knowledge of the various forms of pornography, as well as hands-on experience running a non-profit organization.

John Mulder is the executive director of Waterstone, a charitable remainder trust custodian that serves persons across the United States. Mr. Mulder brings proficiency in taxation as well as the skills he has acquired in managing a national organization.

Scott Preissler, Ph.D. is the Executive Director of Friendship Christian School in Suwanee, Georgia. Dr. Preissler was a primary founder and 1st Executive Director of The National Center for Stewardship & Generosity. He is a former graduate school -chaired professor, and past President and CEO of The Christian Stewardship Association (CSA). He served in steward leadership roles of the Southern Baptist state headquarters—both in Texas and Georgia. Dr. Preissler brings extensive organizational and nonprofit executive leadership / management experience to the Board.

Alan Ross is an entrepreneur specializing in corporate turn-around ventures and currently serves as the president of the Electric Power Reliability Alliance (EPRA). Mr. Ross offers the Board the wealth of knowledge he has gained in his experiences as a manager/owner of numerous companies.

Patrice Tsague brings a unique combined perspective from his career that includes counseling for international entrepreneurship and development of organizational techniques and avenues for businesses.

Pastor Abraham M. Rivera is the recipient of various honors and awards for his work in the community, including the United States Congressional Award for Hispanic Leadership and is currently on the teaching staff of St. Thomas University. Mr. Rivera is the Pastor / President / Director, for the La Puerta Life Center, Inc. in Florida.

Dale A. Bissonette is the President of Good Place Holdings, a Christian Centered Business holding Company. Mr. Bissonette adds a wealth of diverse business skills and experience to the Board.

Kenneth Blackwell brings his vast experience and unique perspective gained as the former mayor of Cincinnati, Ohio, and also served as former Secretary of State for Ohio. Mr. Blackwell was an overseas ambassador, author, and celebrated business entrepreneur.

References to the experience, qualifications, attributes or skills of the Trustees are pursuant to requirements of the Securities and Exchange Commission and do not constitute indicating that the Board or any Trustee has special expertise or experience, and shall not impose any greater responsibility or liability on such Trustee or on the Board by reason thereof.

BOARD STRUCTURE

The Board is responsible for overseeing the management and operations of the Trust and the Funds. The Board currently consists of nine Independent Trustees and three Trustees who are interested persons of the Trust. Arthur D. Ally, who is an interested person of the Trust, serves as Chair of the Board, Mr. Alan Ross serves as Vice-Chair of the Board, and as the Lead Independent Trustee. Mr. Ross works with Mr. Ally to set the agendas for the Board and Committee meetings, chair meetings of the Independent Trustees, and generally serves as a liaison between the Independent Trustees and the Trust’s management between Board meetings.

The Board has two standing committees: the Audit Committee and the Pricing Committee. Both Committees are chaired by an Independent Trustee, and consist of Messrs. Bissonette, Ross, Mulder, Preissler and Copeland, with Mr. Bissonette as chair. The members of the Committees are not “interested” persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board as to the engagement or discharge of the Trust’s independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee met two times during the last fiscal year. The Pricing Committee was established in November 2013. The Committee will be called upon in the event a security requires a fair pricing analysis to establish the applicable Fund’s net asset value (“NAV”).

The Board holds four regular meetings each year to consider and act upon matters involving the Trust and the Funds. The Board also may hold special meetings to address matters arising between regular meetings. Beginning in March 2020, the Trustees may conduct quarterly meetings telephonically in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations in light of current travel concerns related to the COVID-19 pandemic. The Trustees acknowledge that all actions that require a vote of the Trustees at an in-person meeting would be ratified, as required by the SEC’s relief, at a later in-person meeting. The Independent Trustees also regularly meet outside the presence of management and are advised by legal counsel. These meetings may take place in person or by telephone. Through the Audit Committee, the Independent Trustees consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Trust management. The Board has determined that its committee structure helps ensure that the Funds have effective and independent governance and oversight. Given the Advisor’s sponsorship of the Trust, that investors have selected the Advisor to provide overall management to the Funds, and Mr. Ally’s senior leadership role within the Advisor, the Board elected him Chairman. The Board reviews its structure regularly and believes that its leadership structure, including having at least two thirds Independent Trustees, coupled with the responsibilities undertaken by Mr. Ally as Chair, Mr. Ross as Vice- Chair and Lead Independent Trustee, is appropriate and in the best interests of the Trust, given its specific characteristics. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

You should read this supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, each dated April 30, 2022, and retain it for future reference.